OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	Note 4 – OTHER CURRENT ASSETS:
	December 31
	2024	2023
	U.S. dollars in thousands
Institutions	148	117
Advances to suppliers	235	304
Other	14	128
	397	549